CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, United Municipal Bond Fund, Inc. (1933 Act File No. 2-56969; 1940 Act File No. 811-2657)
("Registrant") hereby certifies (a) that the respective forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 41 ("Amendment No. 41") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 41 was filed electronically.


                           UNITED MUNICIPAL BOND FUND, INC.


Dated: January 4, 2000     By: /s/Kristen A. Richards
                                  Kristen A. Richards
                                  Assistant Secretary